Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39557
Entity Registrant Name	Core AI Holdings, Inc.
Entity Central Index Key	0001649009
Entity Address, Address Line One	25 SE 2nd Ave. Ste 550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131